Submission	Aug. 22, 2025
Submission [Line Items]
Central Index Key	0001095981
Registrant Name	PLUS THERAPEUTICS, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A